Form N-1A Supplement	May 29, 2026
WesMark Government Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated May 29, 2026 to the Trust’s

currently effective Prospectus and Statement of Additional Information (“SAI”) each dated May 1, 2026

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

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THIS SUPPLEMENT PROVIDES RELEVANT INFORMATION FOR ALL SHAREHOLDERS AND PROSPECTIVE INVESTORS AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

The Fund’s Prospectus and SAI have been filed with the U.S. Securities and Exchange Commission and are incorporated herein by reference. For a free paper or electronic copy of the Fund’s Prospectus and SAI, including any supplements thereto, and other information, go to www.wesmarkfunds.com/resources, call 1-800-864-1013 or ask any financial intermediary who offers shares of the Funds.